Non-current other liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Non-current other liabilities	Non-current other liabilities
The carrying amount of Non-current other liabilities for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
Defined benefit pension obligations, net (note 21)	$14,738	$13,033
Other non-current liabilities	31,260	25,227
	$45,998	$38,260